Deferred Charges, Net (Tables)	12 Months Ended
Dec. 31, 2020
Deferred Charges, Net
Schedule of deferred charges, net

Deferred charges, net consisted of the following (in thousands):

Drydocking and
Special Survey
Costs
As of January 1, 2018	$8,962
Additions	13,306
Amortization	(9,237)
As of December 31, 2018	$13,031
Additions	7,157
Amortization	(8,733)
As of December 31, 2019	$11,455
Additions	16,916
Amortization	(11,032)
As of December 31, 2020	$17,339